SHARE CAPITAL (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Common Shares
Number of Common Shares at Beginning	826,325,592	812,429,995
Shares issued proceeds-total	56,786,160	11,042,862
Other share issue proceeds-total	153,237	128,052
Less: other share issue costs	$ (20)	$ (50)
Share option exercises	4,559,047	2,169,681
Share unit exercises-transfer from contributed surplus	3,146,335	555,002
Total number of shares issued for cash	64,644,779	13,895,597
Number of Common Shares at Ending	890,970,371	826,325,592
Share Capital
Beginning, amount	$ 1,539,209	$ 1,517,029
Shares issued proceeds-total	112,969	20,200
Less: share issue costs	(5,085)	(599)
Other share issue proceeds-total	213	219
Less: other share issue costs	(20)	(50)
Share options exercised-cash	3,534	1,459
Share option exercises-transfer from contributed surplus	1,474	550
Share unit exercises-transfer from contributed surplus	2,730	401
Total share capital amount	115,815	22,180
Ending, amount	$ 1,655,024	$ 1,539,209